FIRST
INVESTORS
INSURED
TAX EXEMPT
FUND, INC.


SEMI-
ANNUAL
REPORT


JUNE 30, 1997


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NEED SERVICE?

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regarding other products or services...please contact your representative
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FITE113


Portfolio Manager's Letter
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Insured Tax Exempt Fund, Inc. for the six months ended June 30, 1997. During the period, the Fund declared dividends from net investment income of 25.2 cents per share on Class A shares and 21.6 cents per share on Class B shares. For the same period, the Fund's return on a net asset value basis was 2.4% on Class A shares and 2.1% on Class B shares. These returns are comparable to the average return for insured municipal bond funds of 2.4% according to Lipper Analytical Services, Inc.

The first half of 1997 ended with an ideal economy: sustained, moderate growth with little inflation. Early in the year it appeared that the economy might be growing too fast as gross domestic product expanded at a 4.9% annual rate during the first quarter. Concerned by the economy's strength, the Federal Reserve raised short-term interest rates in March for the first time in over two years as an "insurance policy" in case faster growth led to higher inflation. The Federal Reserve's action subsequently appeared to be unnecessary as the economy slowed down significantly in the second quarter and consumer price inflation in fact decelerated to an annual rate of less than 2.5%.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth and low inflation ultimately provided a positive environment for investors. The markets were also buoyed by an agreement between the President and Congress to eliminate the Federal budget deficit over the next five years. Lastly, the markets benefited from substantial demand for both stocks and bonds throughout the first half of 1997.

Like most of the financial markets, the municipal bond market was characterized by strong demand from investors throughout the first half of the year. Despite issuance of close to $94 billion, the market rarely had trouble distributing supply due to demand from individuals, insurance companies and non-traditional buyers of municipal bonds. The strength of this demand is best indicated by the fact that, during the first six months of 1997, long-term municipal bond prices rose while long-term Treasury bond prices fell. As a result, tax exempt bonds provided after-tax returns that significantly surpassed those on taxable bonds for most investors.

Interest rates moved higher during the first quarter. The Fund took advantage of higher rates by selling some of its lowest yielding securities, replacing them with higher yielding bonds. As the market rallied during the second quarter, interest rates fell to year-to-date lows in June. The Fund kept pace on a total return basis with other insured municipal bond funds due to its substantial holdings of non-callable bonds, while providing above average current yield.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 100 basis point (or 1%) increase in yield on a ten-year Treasury bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten-year Treasury bond yields have moved more than 100 basis points. In addition, while the Fund's municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

The outlook for the financial markets continues to be positive. The economy is growing moderately, inflation is subdued and the Federal Reserve is unlikely to tolerate unsustainably fast economic growth. Demand for financial assets is likely to remain strong both here and overseas. While the sizable recent returns in some markets are not likely to continue, the factors which might cause a sustained downturn are not readily apparent. Despite this optimistic outlook, investors should keep in mind that a diversified portfolio provides the best insurance against unexpected changes in the financial markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/CLARK D. WAGNER
Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

July 28, 1997




Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 1997


----------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                             Invested
                                                                                                             For Each
Principal                                                                                                   $10,000 of
Amount        Security                                                               Value                  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Alaska--.5%
$ 8,000M      North Slope Boro, Alaska General Obligation Zero
              Coupon 6/30/2005                                              $      5,360,000                 $      45
----------------------------------------------------------------------------------------------------------------------
              Arizona--.9%
  8,550M      Arizona State Municipal Financing Program Ctfs. of Partn.
              7.7% 8/1/2010                                                       10,356,188                        87
----------------------------------------------------------------------------------------------------------------------
              California--3.4%
  2,775M      California Public Capital Improv. Fin. Auth. 8.1% 3/1/2018           2,883,724                        24
  4,750M      California State Public Works Board Lease Rev. Dept. of
              Corrections 5% 12/1/2019                                             4,447,188                        37
  4,220M      Long Beach Finance Authority 6% 11/1/2017                            4,504,850                        38
 10,000M      San Francisco City & County Redev. Agcy. 6 3/4% 7/1/2025            11,037,500                        93
  5,000M      San Jose Redevelopment Agency Tax Allocation 6% 8/1/2015             5,375,000                        45
  5,000M      Santa Clara County Financing Authority 7 3/4% 11/15/2010             6,256,250                        52
  5,520M      South Orange County Public Financing Authority 6 1/2% 8/15/2010      6,265,200                        53
----------------------------------------------------------------------------------------------------------------------
                                                                                  40,769,712                       342
----------------------------------------------------------------------------------------------------------------------
              Colorado--.2%
  1,850M      Aurora Municipal Building Corp. 9.2% 12/1/1997*                      1,908,719                        16
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.1%
              Connecticut Special Tax Obligation Revenue:
 13,500M      6 1/2% 10/1/2011                                                    15,373,125                       129
  9,000M      6 1/8% 9/1/2012                                                      9,877,500                        83
----------------------------------------------------------------------------------------------------------------------
                                                                                  25,250,625                       212
----------------------------------------------------------------------------------------------------------------------
              Delaware--.6%
  7,000M      Delaware State Econ. Dev. Auth. Rev. Pollution Control 7.15%
              7/1/2018                                                             7,691,250                        64
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.6%
              Washington D.C. General Obligation:
 10,530M      Series "C" 8% 6/1/1998*                                             11,119,364                        93
  5,800M      Series "A" 6 1/2% 6/1/2009                                           6,397,748                        54
 13,255M      Series "E" 6% 6/1/2012                                              13,648,806                       114
----------------------------------------------------------------------------------------------------------------------
                                                                                  31,165,918                       261
----------------------------------------------------------------------------------------------------------------------
              Florida--3.6%
  2,255M      Dade County Spec. Oblig. (Miami Beach Conv. Ctr.) 8 5/8%
              12/1/1997*                                                           2,343,080                        20
              Escambia County Utilities Authority:
  5,485M      6 1/4% 1/1/2012                                                      6,067,781                        51
  5,360M      6 1/4% 1/1/2013                                                      5,936,200                        50
  1,070M      Florida Hsg. Fin. Agy. Residential Mtge. Rev. (Series 2) 8%
              12/15/2016                                                           1,098,794                         9
 10,000M      Lakeland, Florida Electric & Water Revenue 6% 10/1/2012             10,850,000                        90
  4,500M      Orlando Regional Healthcare 6 1/4% 10/1/2021                         5,000,625                        42
              Sunrise Utilities System Revenue:
  1,500M      10 1/4% 10/1/2000*                                                   1,762,500                        15
  1,500M      10 3/4% 10/1/2000*                                                   1,785,000                        15
  5,975M      Tampa Utilities Tax & Spl. Rev. 8 1/8% 10/1/1997*                    6,156,162                        52
  1,395M      West Coast Regional Water Supply Auth. 10.4% 10/1/2010*              1,907,663                        16
----------------------------------------------------------------------------------------------------------------------
                                                                                  42,907,805                       360
----------------------------------------------------------------------------------------------------------------------
              Georgia--7.9%
  6,315M      Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                  7,064,906                        59
              Georgia Municipal Electric Authority Power Revenue:
 14,000M      8 1/8% 1/1/1998*                                                    14,547,960                       122
  5,000M      6 1/4% 1/1/2012                                                      5,481,250                        46
  5,000M      7 1/4% 1/1/2024                                                      6,175,000                        52
              Metropolitan Atlanta Rapid Transit Authority:
  7,500M      6 3/4% 7/1/2004*                                                     8,512,500                        71
 20,450M      6 1/4% 7/1/2011                                                     22,469,438                       189
 28,605M      6% 7/1/2013                                                         30,571,594                       256
----------------------------------------------------------------------------------------------------------------------
                                                                                  94,822,648                       795
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.6%
              Hawaii State General Obligation:
  5,500M      6% 10/1/2009                                                         5,940,935                        50
  6,000M      6% 10/1/2010                                                         6,448,800                        54
  6,000M      Honolulu General Obligation 5 3/4% 4/1/2012                          6,267,000                        52
----------------------------------------------------------------------------------------------------------------------
                                                                                  18,656,735                       156
----------------------------------------------------------------------------------------------------------------------
              Illinois--12.8%
              Chicago Board of Education Lease Certificates:
  5,000M      6% 1/1/2016                                                          5,312,500                        45
 33,200M      6% 1/1/2020                                                         35,067,500                       294
              Chicago General Obligation:
  7,000M      6% 1/1/2010                                                          7,446,250                        62
 16,660M      6 1/8% 1/1/2016     17,409,700     146
              Chicago O'Hare International Airport Revenue:
 14,570M      6 3/8% 1/1/2012                                                     15,699,175                       132
 10,000M      6 3/8% 1/1/2015                                                     10,712,500                        90
  3,340M      Chicago Public Building Commission Building Revenue 7 3/4%
              1/1/1999*                                                            3,573,800                        30
  2,500M      Des Plaines Hosp. Facs. (Holy Family Hosp.) 9 1/4% 1/1/2014          2,519,700                        21
 16,750M      Illinois Development Finance Auth. Poll. Control Rev. 6 3/4%
              3/1/2015                                                            18,362,188                       154
              Illinois Development Finance Authority Rev. (Rockford School 205):
  3,400M      6.55% 2/1/2009                                                       3,820,750                        32
  5,000M      6.6% 2/1/2010                                                        5,631,250                        47
  3,000M      6.65% 2/1/2011                                                       3,397,500                        28
              Illinois Health Facilities Authority Revenue:
  4,300M      Bromenn Healthcare Project 8% 7/15/1998*                             4,563,375                        38
  1,000M      Methodist Medical Center 9 5/8% 10/1/2010                            1,014,100                         9
  2,600M      SSM Health Care Project Series "B" 8% 6/1/1998*                      2,745,522                        23
  1,750M      Lansing Sales Tax Rfdg. 7.7% 12/1/1998*                              1,835,312                        15
  4,000M      Regional Transportation Authority 7 3/4% 6/1/2019                    5,160,000                        43
              Will County School District General Obligation:
  3,600M      7% 12/1/2007                                                         4,207,500                        35
  2,080M      7.05% 12/1/2008                                                      2,444,000                        21
  1,175M      7.1% 12/1/2009                                                       1,387,969                        12
----------------------------------------------------------------------------------------------------------------------
                                                                                 152,310,591                     1,277
----------------------------------------------------------------------------------------------------------------------
              Indiana--1.0%
  4,070M      Delaware County Hosp. Auth. (Ball Memorial Hosp.) 6 5/8% 8/1/2006    4,405,775                        37
  4,205M      Indiana Housing Fin. Auth. Single-Family Mtge. Rev. 7.6% 1/1/2016    4,420,505                        37
  2,000M      Indiana State Edl. Facs. Auth. (Butler University) 8% 11/1/1998*     2,137,500                        18
  1,000M      Muncie Certificates of Participation 8.1% 2/1/1998*                  1,033,720                         9
----------------------------------------------------------------------------------------------------------------------
                                                                                  11,997,500                       101
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.2%
  1,030M      Bossier County Public Impt. Sales & Use Tax Rev. 9 1/4% 11/1/1997*   1,063,187                         9
  2,000M      Calcasieu Parish Mem. Hosp. (Lake Charles Hosp.) 8.4% 12/1/1997*     2,076,300                        17
              Louisiana Public Facilities Authority Hospital Revenue:
  2,350M      Touro Infirmary 8% 6/1/1998*                                         2,481,530                        21
  2,400M      Womens Hospital Foundation 8 1/8% 10/1/1998*                         2,559,000                        21
              Louisiana Public Facilities Hlth. & Ed. Cap. Fac.:
  5,770M      CP Program 7.9% 12/1/2015                                            6,137,838                        51
  1,750M      Our Lady of the Lake 8.2% 12/1/1998*                                 1,870,312                        16
              Louisiana State General Obligation:
  8,050M      6.1% 5/1/2010                                                        8,574,457                        72
 14,555M      6% 5/1/2012                                                         15,264,556                       128
 14,000M      6% 5/1/2014                                                         14,682,500                       124
 15,000M      New Orleans Regional Transit Auth. Sales Tax Rev. Zero
              Coupon 12/1/2021                                                     3,618,750                        30
  3,000M      Regional Transportation Authority Revenue 8% 12/1/2013               3,202,500                        27
----------------------------------------------------------------------------------------------------------------------
                                                                                  61,530,930                       516
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--8.5%
  4,750M      Boston General Obligation 7 3/8% 2/1/2000*                           5,177,500                        43
 10,025M      Boston, Mass. Water & Sewer 5 3/4% 11/1/2013                        10,563,844                        89
  2,300M      Mass. Bay Transportation Authority Ctfs. of Partn. 7.65% 8/1/2000*   2,555,875                        21
              Mass. Bay Transportation Authority Gen. Sys. Rev.:
  9,080M      5.8% 3/1/2012                                                        9,604,460                        81
 10,775M      5.8% 3/1/2013                                                       11,366,009                        95
 10,000M      5 7/8% 3/1/2015                                                     10,558,800                        89
              Mass. Health & Educational Facilities Authority:
  2,300M      Berkshire Health Systems 7.6% 10/1/1998*                             2,440,875                        21
  1,500M      Carney Hospital 7 3/4% 7/1/2000*                                     1,666,875                        14
              Mass. Housing Finance Agency:
  6,610M      6% 12/1/2012                                                         6,808,300                        57
  1,540M      7.7% 6/1/2017                                                        1,607,375                        13
              Mass. State General Obligation:
 20,550M      6% 8/1/2009                                                         22,356,140                       187
 15,605M      5 1/8% 11/1/2014                                                    15,158,697                       127
  1,000M      Palmer General Obligation 7.3% 3/1/2000*                             1,092,500                         9
----------------------------------------------------------------------------------------------------------------------
                                                                                 100,957,250                       846
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.2%
 10,000M      Michigan State General Obligation 6 1/4% 11/1/2012                  11,110,100                        93
              Michigan State Housing Development Auth. Single-Family Mtge. Rev.:
  4,685M      7 1/2% 6/1/2015                                                      4,884,113                        41
  2,500M      7.3% 12/1/2016                                                       2,600,000                        22
  2,135M      7.7% 12/1/2016                                                       2,220,400                        19
  4,500M      Monroe County Econ. Dev. Corp. (Detroit Edison Co.) 6.95% 9/1/2022   5,394,375                        45
----------------------------------------------------------------------------------------------------------------------
                                                                                  26,208,988                       220
----------------------------------------------------------------------------------------------------------------------
              Minnesota--.6%
  1,295M      Eden Prairie Multi-Family Housing 8% 7/1/2026                        1,364,606                        12
  1,240M      St. Paul Hsg. & Red. Auth. (Como-Lake Proj.) 7 1/2% 3/1/2026
              (Defaulted) (Note 1A)                                                1,240,000                        10
  4,795M      University of Minnesota Series "A" 5 3/4% 7/1/2017                   4,980,806                        42
----------------------------------------------------------------------------------------------------------------------
                                                                                   7,585,412                        64
----------------------------------------------------------------------------------------------------------------------
              Mississippi--.5%
  4,475M      Mississippi Hosp. Equip. & Facs. Auth. Rev. (Baptist Med. Ctr.)
              7.6% 5/1/2000*                                                       4,939,281                        41
  1,255M      Mississippi Hsg. Fin. Corp. Single-Family Mtge. Rev. 7.8%
              10/15/2016                                                           1,289,199                        11
----------------------------------------------------------------------------------------------------------------------
                                                                                   6,228,480                        52
----------------------------------------------------------------------------------------------------------------------
              Missouri--2.7%
  3,640M      Kansas City School District Bldg. Cap. Improvement 7.9% 2/1/1998*    3,796,410                        32
              Missouri State Health & Educational Facilities Authority:
              BJC Health System Series "A":
  6,840M      6 3/4% 5/15/2010                                                     7,831,800                        66
 10,175M      6 3/4% 5/15/2011                                                    11,675,813                        98
 10,000M      Lester Cox Zero Coupon 9/1/2016                                      3,362,500                        28
  5,245M      SSM Health Care 6 1/4% 6/1/2007                                      5,638,375                        47
----------------------------------------------------------------------------------------------------------------------
                                                                                  32,304,898                       271
----------------------------------------------------------------------------------------------------------------------
              Nevada--.2%
  1,585M      Nevada Housing Div. Single-Family Prog. 7.6% 10/1/2018               1,658,306                        14
  1,120M      Reno Hosp. Rev. (St. Mary's Hospital) 7 3/4% 1/1/2000*               1,229,200                        10
----------------------------------------------------------------------------------------------------------------------
                                                                                   2,887,506                        24
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.2%
              Camden County Municipal Utilities Sewer Revenue:
  4,300M      8 1/4% 12/1/1997*                                                    4,463,271                        37
  2,820M      8 1/4% 12/1/2017                                                     2,924,340                        25
              New Jersey Housing & Mortgage Financing Revenue:
  5,380M      7 1/2% 4/1/2015                                                      5,682,625                        48
  8,400M      7 3/8% 10/1/2017                                                     8,736,000                        72
  4,195M      8.1% 10/1/2017                                                       4,366,366                        37
----------------------------------------------------------------------------------------------------------------------
                                                                                  26,172,602                       219
----------------------------------------------------------------------------------------------------------------------
              New Mexico--.5%
  1,000M      Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*                     1,316,250                        11
              New Mexico Mortgage Finance Authority, Single-Family Mortgage:
  3,075M      8% 1/1/2017                                                          3,163,406                        26
  1,010M      8 5/8% 7/1/2017                                                      1,039,038                         9
----------------------------------------------------------------------------------------------------------------------
                                                                                   5,518,694                        46
----------------------------------------------------------------------------------------------------------------------
              New York--9.6%
              Metropolitan Transit Authority, Transit Facilities:
 10,000M      8% 7/1/1998*                                                        10,597,600                        89
  3,500M      7 1/2% 7/1/2000*                                                     3,836,875                        32
              New York City General Obligation:
 10,000M      Series "A" 8 3/4% 11/1/1997*                                        10,309,600                        86
  5,000M      Series "B" 7 3/4% 2/1/1998*                                          5,183,200                        43
  3,850M      Series "A" 8% 8/1/1998*                                              4,065,562                        34
 22,250M      New York City Municipal Water Finance Auth. Rev. 6% 6/15/2021       23,640,625                       198
  4,500M      New York State Dorm. Auth. Revs. City Univ. System 7 1/2% 7/1/2000*  4,972,500                        42
              New York State Dorm. Auth. Revs. State Univ. System:
  2,780M      7 1/4% 5/15/2000*                                                    3,047,575                        26
 11,300M      7 3/8% 5/15/2014                                                    12,345,250                       105
  5,000M      New York State General Obligation 6% 6/15/2011                       5,261,200                        44
  6,500M      New York State Housing Finance Agency Rev. 5 7/8% 11/1/2010          6,719,375                        56
              New York State Med. Care Facs. Fin. Agcy. Rev.:
  2,005M      Hosp. & Nursing 7.35% 2/15/2029                                      2,152,868                        18
 10,500M      St. Luke's Hosp. 7.45% 2/15/2000*                                   11,497,500                        96
  4,000M      New York State Urban Dev. Corp. 7 1/2% 1/1/2000*                     4,370,000                        37
  5,840M      Suffolk County, N.Y. Indl. Dev. Agcy. Southwest Sewer Sys.
              6% 2/1/2008                                                          6,321,800                        53
----------------------------------------------------------------------------------------------------------------------
                                                                                 114,321,530                       959
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.6%
              North Carolina Municipal Power Agency (Catawba):
  8,950M      6% 1/1/2010                                                          9,598,875                        81
  8,945M      6% 1/1/2011                                                          9,582,331                        80
----------------------------------------------------------------------------------------------------------------------
                                                                                  19,181,206                       161
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.0%
 10,500M      Mercer County Poll. Ctrl. Rev. (Basin Elec. Pwr. Coop.) 7.2%
              6/30/2013                                                           12,573,750                       105
----------------------------------------------------------------------------------------------------------------------
              Ohio--.1%
  1,435M      Ohio State Air Quality Dev. Auth. (Ohio Power Co.) 7.4% 8/1/2009     1,515,719                        13
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--2.2%
              Grand River Dam Authority Revenue:
  9,000M      5 3/4% 6/1/2008                                                      9,618,750                        80
 13,000M      6 1/4% 6/1/2011                                                     14,365,000                       120
  1,100M      Muskogee County Home Fin. Auth. Single-Family Mtge.
              7.6% 12/1/2010                                                       1,141,250                        10
  1,420M      Tulsa County Home Fin. Auth. Single-Family Mtge. 7.35% 11/1/2010     1,499,875                        13
----------------------------------------------------------------------------------------------------------------------
                                                                                  26,624,875                       223
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--1.8%
  1,080M      Allegheny County Rev. Fin. Auth. Mtge. Single-Family Mtge.
              8% 6/1/2017                                                          1,113,750                         9
  5,000M      Pennsylvania State General Obligation 6 3/4% 11/15/2013              5,572,300                        47
 12,050M      Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                  13,586,375                       114
  1,000M      Sewickely Valley Hosp. Auth. (Sewickely Vy. Hosp.) 7 1/2%
              10/1/1999*                                                           1,085,000                         9
----------------------------------------------------------------------------------------------------------------------
                                                                                  21,357,425                       179
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--1.7%
              Puerto Rico Commonwealth Highway & Transportation Auth. Revenue:
  4,510M      6 1/4% 7/1/2013                                                      5,023,012                        42
  4,250M      6 1/4% 7/1/2015                                                      4,744,063                        40
  5,000M      6% 7/1/2018                                                          5,443,750                        46
  5,000M      Puerto Rico Electric Power Authority Revenue 5 1/4% 7/1/2015         4,931,250                        41
----------------------------------------------------------------------------------------------------------------------
                                                                                  20,142,075                       169
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.3%
              Rhode Island Housing & Mortgage Finance Corp.:
  1,000M      8 3/8% 10/1/2013                                                     1,030,320                         9
  1,500M      8 3/8% 10/1/2016                                                     1,545,480                        13
  1,545M      8 3/8% 4/1/2019                                                      1,591,844                        13
----------------------------------------------------------------------------------------------------------------------
                                                                                   4,167,644                        35
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.4%
  4,485M      South Dakota Health & Edl. Facs. Auth. (McKennan Hosp.)
              7 5/8% 7/1/2014                                                      4,843,800                        41
----------------------------------------------------------------------------------------------------------------------
              Texas--13.2%
              Austin, Texas Utilities System Revenue:
  5,120M      Series "A" 7.8% 11/15/1998*                                          5,465,600                        46
  4,280M      Series "B" 7.8% 11/15/1998*                                          4,568,900                        38
  3,000M      8 5/8% 5/15/2002*                                                    3,525,000                        30
 16,000M      6% 11/15/2013                                                       17,180,000                       144
 30,465M      Zero Coupon 5/15/2018                                                9,367,988                        79
 29,410M      Zero Coupon 5/15/2019                                                8,565,663                        72
  5,000M      Bexar County, Texas Health Facs. (Baptist Memorial) 6 3/4%
              8/15/2004*                                                           5,550,000                        47
 10,000M      Brazos River Auth., Houston Light & Power Proj. 8.1% 5/1/2019       10,502,900                        88
  9,215M      Coastal Water Auth. Water Conveyance System 8 1/8% 12/15/1997*       9,392,297                        79
              Harris County Toll Road Senior Lien:
  8,375M      Series "A" 6 1/2% 8/15/2002*                                         9,243,906                        78
 11,065M      Series "A" 6 1/2% 8/15/2012                                         12,457,862                       104
  7,305M      Series "A" 6 1/2% 8/15/2013                                          8,220,974                        69
              Houston Water Conveyance System Certificates of Participation:
  2,250M      6 1/4% 12/15/2012                                                    2,480,625                        21
  4,705M      6 1/4% 12/15/2013                                                    5,181,380                        43
  4,350M      6 1/4% 12/15/2014                                                    4,779,563                        40
  5,860M      6 1/4% 12/15/2015                                                    6,424,025                        54
  2,750M      Kerrville Electric System Rev. 8 3/8% 11/1/1997*                     2,844,930                        24
              North Central Texas Hlth. Fac. Dev. Corp. (Presbyterian Healthcare):
  1,000M      Series "A" 8 7/8% 12/1/1997*                                         1,040,280                         9
  3,720M      Series "B" 8 7/8% 12/1/1997*                                         3,869,842                        32
  1,500M      Northeast Hospital Auth. Rev. (Northeast Med. Ctr. Hosp.)
              8 1/8% 7/1/1998*                                                     1,590,705                        13
              Rio Grande Valley Hlth. Fac. Dev. Corp. (Valley Baptist Med. Ctr.):
  3,910M      8% 8/1/1998*                                                         4,145,538                        35
  5,300M      6.4% 8/1/2012                                                        5,611,375                        47
              San Antonio Electric & Gas Revenue:
  3,000M      8% 2/1/1998*                                                         3,128,820                        26
  1,850M      10 1/2% 2/1/1998*                                                    1,955,043                        16
  1,800M      Texas Health Facs. Dev. Corp. (Fort Worth Med. Ctr.)
              8 1/8% 6/1/1998*                                                     1,902,744                        16
  5,000M      Texas Public Fin. Auth. 6.2% 2/1/2005                                5,425,000                        45
  2,700M      Texas Public Ppty. Fin. Corp. Rev. (Mental Health & Retardation)
              7 7/8% 1/1/1998*                                                     2,752,569                        23
----------------------------------------------------------------------------------------------------------------------
                                                                                 157,173,529                     1,318
----------------------------------------------------------------------------------------------------------------------
              Utah--.7%
  2,000M      Provo, Utah Electric System Revenue 10 3/8% 9/15/2015                2,852,500                        24
              Salt Lake County Water Conservancy District Revenue:
  3,800M      Zero Coupon 10/1/2011                                                1,762,250                        15
  3,800M      Zero Coupon 10/1/2012                                                1,610,250                        14
  3,760M      Zero Coupon 10/1/2013                                                1,485,200                        12
----------------------------------------------------------------------------------------------------------------------
                                                                                   7,710,200                        65
----------------------------------------------------------------------------------------------------------------------
              Virginia--1.0%
 11,000M      Hanover County Indl. Dev. Auth. (Mem. Regl. Med. Ctr. Proj.)
              6 3/8% 8/15/2018                                                    12,196,250                       102
----------------------------------------------------------------------------------------------------------------------
              Washington--2.5%
  2,545M      Benton County Public Utilties District #001 11 5/8% 11/1/1997*       2,608,752                        22
  5,000M      Tacoma Electric System Revenue 8% 1/1/1998*                          5,198,500                        44
              Washington Public Power Supply System:
  5,000M      Project No. 2 - 7 3/8% 7/1/2000*                                     5,500,000                        46
  4,960M      Project No. 2 - 7 3/8% 1/1/2001*                                     5,505,600                        46
    934M      Project Nos. 4 & 5 - 8 1/2% 7/1/2017 (Defaulted) (Note 1A)             934,080                         8
  5,000M      Washington State General Obligation 6.4% 6/1/2017                    5,611,600                        47
  2,500M      Washington State Hlth. & Educ. Facs. (Mason Med. Ctr.) 8% 7/1/2015   2,598,250                        22
  2,205M      Washington State Hsg. Fin. Comm. Single-Family Mtge. 7.7% 7/1/2016   2,306,981                        19
----------------------------------------------------------------------------------------------------------------------
                                                                                  30,263,763                       254
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--2.7%
  6,000M      Superior, Wisconsin Limited Obligation Rev. (Midwest Energy)
              6.9% 8/1/2021                                                        7,080,000                        59
              Wisconsin Housing & Economic Development Authority:
  1,435M      7 1/2% 9/1/2017                                                      1,494,194                        13
  4,145M      7.6% 9/1/2017                                                        4,331,525                        36
 12,895M      7 3/4% 9/1/2017                                                     13,507,513                       113
  1,545M      Wisconsin Municipal Insurance Comm. Rev. 8.7% 4/1/2007               1,592,400                        13
              Wisconsin State Health & Educational Facilities Authority Revenue:
  2,000M      Hospital Sisters Services Inc. 7 5/8% 11/15/1998*                    2,130,000                        18
  1,500M      Novus Health Group 8% 6/1/1998*                                      1,606,875                        14
----------------------------------------------------------------------------------------------------------------------
                                                                                  31,742,507                       266
----------------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $1,089,440,678)             1,176,406,724                     9,864
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.0%
              Virginia
    100M      Lynchburg Indl. Dev. Auth. Hosp. Facs. Rev. Adjustable Rate Note
             (4.2%)** (cost $100,000)                                                100,000                         1
----------------------------------------------------------------------------------------------------------------------

Total Value of Municipal Investments (cost $1,089,540,678)            98.6%    1,176,506,724                     9,865
Other Assets, Less Liabilities                                         1.4        16,180,112                       135
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%   $1,192,686,836                   $10,000
======================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. Interest rate shown is the rate in effect at June 30, 1997.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 1997
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (identified cost $1,089,540,678)
(Note 1A)                                                                                               $1,176,506,724
Cash                                                                                                         1,555,404
Receivables:
Interest                                                                         $   21,569,867
Investment securities sold                                                              780,000
Capital shares sold                                                                     109,555             22,459,422
                                                                                 --------------
Other assets                                                                                                    81,733
                                                                                                        --------------
Total Assets                                                                                             1,200,603,283
Liabilities
Payables:
Dividend payable                                                                      4,970,926
Capital shares redeemed                                                               1,875,292
Investment securities purchased                                                         100,300
Accrued advisory fee                                                                    698,491
Accrued expenses                                                                        271,438
                                                                                 --------------
Total Liabilities                                                                                            7,916,447
                                                                                                        --------------
Net Assets (Note 4):
Class A (117,467,080 shares outstanding)                                          1,189,369,499
Class B (327,681 shares outstanding)                                                  3,317,337         $1,192,686,836
                                                                                 --------------         ==============
Net Assets Consist of:
Capital paid in                                                                                         $1,116,330,331
Undistributed net investment income                                                                            832,854
Accumulated net realized loss on investment transactions                                                   (11,442,395)
Net unrealized appreciation in value of investments                                                         86,966,046
                                                                                                        --------------
Total                                                                                                   $1,192,686,836
                                                                                                        ==============

Net asset value and redemption price per share--Class A                                                         $10.13
                                                                                                                ======

Maximum offering price per share--Class A ($10.13/.9375)*                                                       $10.81
                                                                                                                ======

Net asset value and offering price per share--Class B (Note 4)                                                  $10.12
                                                                                                                ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements









Statement of Operations
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
Six Months Ended June 30, 1997
----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                                                            $37,637,502
Expenses (Notes 1 and 3):
Advisory fee                                                                     $ 4,235,364
Distribution plan expenses--Class A                                                1,757,447
Distribution plan expenses--Class B                                                   16,148
Shareholder servicing costs                                                          570,979
Bond insurance premiums                                                              108,619
Custodian fees                                                                        63,991
Professional fees                                                                     50,986
Reports and notices to shareholders                                                   33,824
Other expenses                                                                       199,154
                                                                                ------------
Total expenses                                                                     7,036,512
Less: Custodian fees paid indirectly                                                  21,570
                                                                                ------------
Net expenses                                                                                                 7,014,942
                                                                                                        --------------
Net investment income                                                                                       30,622,560

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain on investments                                                   2,954,808
Net unrealized depreciation of investments                                        (4,876,404)
                                                                                ------------
Net loss on investments                                                                                     (1,921,596)
                                                                                                        --------------

Net Increase in Net Assets Resulting from Operations                                                       $28,700,964
                                                                                                        ==============

See notes to financial statements






This page intentionally left blank.





Statement of Changes in Net Assets
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
-------------------------------------------------------------------------------------------------------------------
                                                                             Six Months Ended            Year Ended
                                                                                June 30, 1997     December 31, 1996
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                                          $   30,622,560        $   65,345,832
Net realized gain (loss) on investments                                             2,954,808              (520,841)
Net unrealized depreciation of investments                                         (4,876,404)          (32,059,622)
                                                                               --------------        --------------
Net increase in net assets resulting from operations                               28,700,964            32,765,369
                                                                               --------------        --------------

Dividends to Shareholders
Net investment income--Class A                                                    (30,321,224)          (64,864,256)
Net investment income--Class B                                                        (69,313)             (113,228)
                                                                               --------------        --------------
Total dividends                                                                   (30,390,537)          (64,977,484)
                                                                               --------------        --------------

Capital Share Transactions (a)
Class A:
Proceeds from shares sold                                                          12,333,755            41,005,690
Value of dividends reinvested                                                      19,207,385            50,176,505
Cost of shares redeemed                                                           (93,091,873)         (179,154,717)
                                                                               --------------        --------------
                                                                                  (61,550,733)          (87,972,522)
                                                                               --------------        --------------

Class B:
Proceeds from shares sold                                                             500,986             1,664,703
Value of dividends reinvested                                                          42,834                87,336
Cost of shares redeemed                                                              (270,351)             (684,909)
                                                                               --------------        --------------
                                                                                      273,469             1,067,130
                                                                               --------------        --------------
Net decrease from capital share transactions                                      (61,277,264)          (86,905,392)
                                                                               --------------        --------------
Net decrease in net assets                                                        (62,966,837)         (119,117,507)
Net Assets
Beginning of period                                                             1,255,653,673         1,374,771,180
                                                                               --------------        --------------
End of period (including undistributed net investment income of
$832,854 and $600,831, respectively)                                           $1,192,686,836        $1,255,653,673
                                                                               ==============        ==============

(a)Capital Shares Issued and Redeemed
Class A:
Sold                                                                                1,192,942             4,066,223
Issued for dividends reinvested                                                     1,940,277             4,977,355
Redeemed                                                                           (9,244,705)          (17,796,263)
                                                                               --------------        --------------
Net decrease in Class A shares outstanding                                         (6,111,486)           (8,752,685)
                                                                               ==============        ==============

Class B:
Sold                                                                                   49,790               166,049
Issued for dividends reinvested                                                         4,262                 8,669
Redeemed                                                                              (26,893)              (68,860)
                                                                               --------------        --------------
Net increase in Class B shares outstanding                                             27,159               105,858
                                                                               ==============        ==============

See notes to financial statements





Notes to Financial Statements
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

1. Significant Accounting Policies -- The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek to provide a high level of interest income which is exempt from federal income tax.

A. Security Valuation -- The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Fund as of the date the securities are purchased.

The Fund's municipal bonds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Fund to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default. The Fund may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute exempt-interest dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code, and to make distributions of income and net realized capital gains (in excess of any available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. At June 30, 1997, the Fund had capital loss carryovers of $14,393,783 of which $13,869,892 expires in 2002 and $523,891 expires in 2004.

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and deferral of wash sales.

D. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Fund's Custodian has provided credits in the amount of $21,570 against custodian charges based on the uninvested cash balances of the Fund.

E. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Securities Transactions -- For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term notes, aggregated $40,797,479 and $106,121,673, respectively.

At June 30, 1997, the cost of investments for federal income tax purposes was $1,089,540,678. Accumulated net unrealized appreciation on investments was $86,966,046, consisting entirely of gross unrealized appreciation.

3. Advisory Fee and Other Transactions With Affiliates -- Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and/or its transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors of the Fund received no remuneration from the Fund for serving in such capacity. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% of the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended June 30, 1997, FIC, as underwriter, received $222,499 in commissions, after allowing $21,804 to other dealers.
Shareholder servicing costs included $462,821 in transfer agent fees paid to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distri-bution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

4. Capital -- The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, the Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B.





Financial Highlights
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
-----------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS A                             CLASS  B
                                               --------------------------------------------------  --------------------------
                                               1/1/97             Year Ended December 31            1/1/97
                                                to       ----------------------------------------    to
                                              6/30/97    1996     1995     1994     1993     1992  6/30/97       1996    1995*
------------------------------------------------------------------------------------------------------------------------------
Per Share Data
Net Asset Value, Beginning of Period          $10.14   $10.37   $ 9.42   $10.56   $10.32   $10.22    $10.13    $10.37   $ 9.48
                                              ------   ------   ------   ------   ------   ------    ------    ------   ------
Income from Investment Operations
Net investment income                            .25      .51      .52      .56      .60      .65       .22       .44      .44
Net realized and unrealized gain (loss)
on investments                                  (.01)    (.23)     .96    (1.15)     .40      .15      (.01)     (.24)     .89
                                              ------   ------   ------   ------   ------   ------    ------    ------   ------
Total from Investment Operations                 .24      .28     1.48     (.59)    1.00      .80       .21       .20     1.33
                                              ------   ------   ------   ------   ------   ------    ------    ------   ------
Less Distributions from:
Net investment income                            .25      .51      .53      .55      .61      .65       .22       .44      .44
Net realized gains                                --       --       --       --      .15      .05        --        --       --
                                              ------   ------   ------   ------   ------   ------    ------    ------   ------
Total Distributions                              .25      .51      .53      .55      .76      .70       .22       .44      .44
                                              ------   ------   ------   ------   ------   ------    ------    ------   ------
Net Asset Value, End of Period                $10.13   $10.14   $10.37   $ 9.42   $10.56   $10.32    $10.12    $10.13   $10.37
                                              ======   ======   ======   ======   ======   ======    ======    ======   ======

Total Return (%)+                               2.43     2.81    16.01    (5.61)    9.88     8.05      2.07      2.03    14.27
Ratios/Supplemental Data
Net Assets, End of Period (in millions)       $1,189   $1,253   $1,373   $1,302   $1,507   $1,363        $3        $3       $2
Ratio to Average Net Assets: (%)
Expenses                                        1.16(a)  1.14     1.14     1.18     1.15     1.16      1.87(a)   1.83     1.88(a)
Net Investment Income                           5.04(a)  5.06     5.25     5.64     5.69     6.32      4.33(a)   4.37     4.45(a)
Portfolio Turnover Rate (%)                        3       21       37       57       58       52         3        21       37

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
 + Calculated without sales charges
 (a) Annualized

See notes to financial statements




Independent Auditor's Report

To the Shareholders and Board of Directors of First Investors Insured Tax Exempt Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Insured Tax Exempt Fund, Inc., including the portfolio of investments, as of June 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996 and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Insured Tax Exempt Fund, Inc. at June 30, 1997, and the results of its operations, changes in its net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

                                                  Tait, Weller & Baker
Philadelphia, Pennsylvania
July 31, 1997



FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Directors

James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers

Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Clark D. Wagner
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.